UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________________
FORM 10-D
_________________________
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from May 1, 2023 to May 31, 2023
_________________________

Commission File Number of issuing entity: 333-264255-02
Central Index Key Number of issuing entity: 0001282663

World Financial Network Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-264255
Central Index Key Number of depositor: 0001139552

WFN Credit Company, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001007254

Comenity Bank
(Exact name of sponsor as specified in its charter)

_________________________
Benjamin L. Morgan (214) 494-3000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	31-1772814
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)
_________________________

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)

N/A	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒ No ☐ [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

The response to Item 1 is set forth herein.

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from May 1, 2023 to May 31, 2023.

The depositor filed its most recent Form ABS-15G on February 13, 2023. The CIK number of the depositor is 0001139552.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐ No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐ No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐ No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐ No ☒

As of the date hereof, no distribution had been made from the May 16, 2023 term notes issued by World Financial Network Credit Card Master Note Trust. As a result, there is no Monthly Noteholder’s Statement attached hereto.

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

On May 16, 2023, World Financial Network Credit Card Master Note Trust issued $350,000,000 of Series 2023-A Class A Asset Backed Notes, $31,165,000 of Series 2023-A Class M Asset Backed notes (the "Class M Notes"), $17,980,000 of Series 2023-A Class B Asset Backed Notes (the "Class B Notes"), and $80,309,000 of Series 2023-A Excess Collateral Amount as described in a Prospectus dated May 9, 2023. The Class M Notes, Class B Notes, and Excess Collateral Amount were retained by WFN Credit Company, LLC.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: June 15, 2023	By:	/s/ Michael Blackham
	Name:	Michael Blackham
	Title:	Treasurer